Investment Objectives and Goals	Sep. 30, 2025
Virtus KAR Capital Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Capital Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital growth.
Virtus KAR Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has investment objectives of capital appreciation and current income.
Virtus KAR Mid-Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Mid-Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation.
Virtus KAR Mid-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Mid-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of capital appreciation.
Virtus KAR Small-Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.
Objective, Secondary [Text Block]	dividend income a secondary consideration.
Virtus KAR Small-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation.
Virtus KAR Small-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation.
Virtus KAR Small-Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Mid Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.
Objective, Secondary [Text Block]	dividend income a secondary consideration.
Virtus KAR Small-Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreication.
Virtus KAR Small-Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Small-Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks an investment objective of long-term capital appreciation.
Virtus SGA Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term capital appreciation.
VIRTUS TACTICAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Tactical Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has investment objectives of capital appreciation and income.